Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Unconstrained Bond Fund
Janus Henderson All Asset Fund	Janus Henderson Global Value Fund
Janus Henderson Asia Equity Fund	Janus Henderson Growth and Income Fund
Janus Henderson Balanced Fund	Janus Henderson High-Yield Fund
Janus Henderson Contrarian Fund	Janus Henderson International Long/Short Equity Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Opportunities Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Small Cap Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson International Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Large Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Select Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Bond Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Triton Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Research Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Select Fund	Janus Henderson Venture Fund
Janus Henderson Global Technology Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 2, 2018

to Currently Effective Prospectuses

Class A Shares and Class C Shares

Class C Share to Class A Share Conversion

Effective November 1, 2018, Class C Shares will implement an automatic conversion feature pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, a Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares. In these circumstances, a Fund will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. It is expected that the conversion of Class C Shares to Class A Shares will not result in a taxable event. Please consult your tax adviser for further information.

Closure of Class C Shares to New and Existing Employer-Sponsored Retirement Plans

Effective September 4, 2018, Class C Shares will be closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans will no longer be able to make additional purchases or exchanges into Class C Shares. Other share classes offered by the Funds that are eligible for investment by retirement plans are unaffected by this closure.

Waiver or Reduction of Class A Shares Sales Charge

Effective July 2, 2018, the following investors will be eligible to purchase Class A Shares of the Funds without an initial sales charge:

•	investors purchasing Class A Shares through a financial intermediary’s self-directed brokerage platform where the financial intermediary is the broker of record.

In response to the above changes, the Funds’ Prospectuses will be revised as follows:

1.	The following replaces in its entirety the third paragraph of the Shareholder’s Guide section of the Funds’ Prospectuses:

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares pay up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. In addition, Class A Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of shareholders. Class A Shares may be offered without an initial sales charge to certain classes of investors such as purchases through certain retirement platforms, certain self-directed brokerage platforms or fee-based platforms. See “Qualifying for a Waiver or Reduction of Class A Shares Sales Charge” in this Shareholder’s Guide for additional details.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and, until August 31, 2018, employer-sponsored retirement platforms. Class C Shares pay up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, Class C Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of shareholders.

Effective September 4, 2018, Class C Shares will be closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans will no longer be able to make additional purchases or exchanges into Class C Shares. Other share classes described in this Prospectus as eligible for investment by retirement plans are unaffected by this closure.

Effective on or about November 1, 2018, Class C Shares will implement an automatic conversion feature pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares. For more information please refer to “Conversion of Class C Shares to Class A Shares.”

2.	The following replaces in its entirety the first paragraph under “Purchases – Qualifying for a Waiver or Reduction of Class A Shares Sales Charge” in the Shareholder’s Guide section of the Funds’ Prospectuses:

Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their family members): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Henderson Distributors to sell Class A Shares; (ii) directors, officers, and employees of JHG and its affiliates; and (iii) Trustees and officers of the Trust. A “family member” includes, but is not necessarily limited to (based on the reasonable discretion of Janus Capital), a qualifying person’s sibling, spouse or domestic partner, lineal ascendant (mother, father, grandmother, grandfather, great-grandmother, great-grandfather), lineal descendant (son, daughter, step-son, step-daughter, grandson, granddaughter, great-grandson, great-granddaughter) or any sibling, spouse or domestic partner of a family member who is a lineal descendant or ascendant of a qualifying person. In addition, the initial sales charge may be waived on purchases of Class A Shares by the following persons: (i) investors purchasing Class A Shares through financial intermediaries on behalf of certain adviser-assisted, employer-sponsored retirement plans, including defined contribution plans, defined benefit plans and other welfare benefit plans such as health savings accounts and voluntary employees’ beneficiary association trust accounts; (ii) investors purchasing Class A Shares through a financial intermediary’s self-directed brokerage platform where the financial intermediary is the broker of record; and (iii) investors purchasing Class A Shares through fee-based broker-dealers or financial advisors, primarily on their advisory account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the advisory account. Adviser-assisted, employer-sponsored defined contribution plans include, for example, 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans. For purposes of qualifying for a waiver of the initial sales charge, the following retirement accounts are not eligible: 403(b) custodial accounts where shares are held on behalf of the individual, and not on behalf of the plan or plan trust, SEP IRAs, Simple IRAs, SAR-SEPs, or Keogh plans. To facilitate the waiver of a sales charge, Janus Henderson Distributors requires an agreement with the financial intermediary submitting trades on behalf of eligible investors.

3.	The following is added following the last paragraph under “Purchases – Qualifying for a Waiver or Reduction of Class A Shares Sales Charge” in the Shareholder’s Guide section of the Funds’ Prospectuses:

Conversion of Class C Shares to Class A Shares

Effective November 1, 2018, the Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. For Class C Shares held in omnibus accounts on intermediary platforms, the Funds will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information. It is expected that the conversion of Class C Shares to Class A Shares will not result in a taxable event. Please consult your tax adviser for further information.

4.	The following replaces in its entirety the first paragraph under “Purchases – Commission on Class C Shares” in the Shareholder’s Guide section of the Funds’ Prospectuses:

Janus Henderson Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to financial intermediaries will not receive this amount if they receive 12b-1 fees from the time of initial investment of assets in Class C Shares.

5.	The following bullet points are added following the last bullet point under “Exchanges” in the Shareholder’s Guide section of the Funds’ Prospectuses:

•	Effective September 4, 2018, Class C Shares will be closed to investments by new employer-sponsored retirement plans, and existing employer-sponsored retirement plans will no longer be able to make additional purchases or exchanges into Class C Shares.

•	Effective November 1, 2018, your Class C Shares that have been held for ten years will automatically convert to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month in which the tenth anniversary of the date of purchase occurs. For more information refer to “Conversion of Class C Shares to Class A Shares.”

6.	The following replaces in its entirety the paragraph under “Exchanges – Waiver of Sales Charges” in the Shareholder’s Guide section of the Funds’ Prospectuses:

Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to an initial sales charge. In addition, Class A Shares received through an exchange of Class C Shares due to an intermediary-driven conversion or an automatic conversion after ten years, or a conversion from a fee-based account to a brokerage account, will not be subject to an initial sales charge. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

Class T Shares Investment Minimums

Effective July 2, 2018, the Funds’ Prospectuses are amended as follows:

1.	The following footnote is added to the Non-retirement accounts investment amount in the Minimum Investment Requirements table under “Purchase and Sale of Fund Shares” in the Fund Summary section of the Funds’ Prospectuses:

***Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage platforms that maintain omnibus accounts and charge asset-based service fees may not be subject to this minimum. Please contact your financial intermediary for more information.

2.	The following replaces in its entirety the corresponding information under “Choosing a Share Class” in the Shareholder’s Guide section of the Funds’ Prospectuses:

Class T Shares
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Administrative services fees	0.25%
Minimum initial investment	$2,500(2)
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	None

(2) Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage platforms that maintain omnibus accounts and charge asset-based service fees may not be subject to this minimum. Please contact your financial intermediary for more information.

3.	The following replaces in its entirety the first paragraph under “Minimum Investment Requirements” in the Shareholder’s Guide section of the Funds’ Prospectuses:

Class A Shares, Class C Shares, Class S Shares, and Class T Shares

The minimum investment is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Intermediary Sales Charge Waivers and Discounts

1.	Effective July 1, 2018, the following paragraph is added to the Appendix A – Intermediary Sales Charge Waivers and Discounts or, as applicable, Appendix B – Intermediary Sales Charge Waivers and Discounts section in the Funds’ Prospectuses:

The following information is provided by Morgan Stanley Wealth Management:

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or Statement of Additional Information.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class T Shares

Supplement dated July 2, 2018

to Currently Effective Prospectuses

Effective July 2, 2018, the Funds’ Prospectuses are amended as follows:

1.	The following replaces in its entirety the paragraph titled “Minimum Investment Requirements” under “Purchase and Sale of Fund Shares” in the Fund Summary section of the Funds’ Prospectuses:

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage accounts that maintain omnibus accounts and charge asset-based service fees may not be subject to the $2,500 minimum investment requirement noted above.

2.	The following replaces in its entirety the first paragraph under “Minimum Investment Requirements” in the Shareholder’s Guide section of the Funds’ Prospectuses:

The minimum investment is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts held through wrap programs may not be subject to these minimums. In addition, shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage accounts that maintain omnibus accounts and charge asset-based service fees may not be subject to the $2,500 minimum investment requirement noted above. Investors should refer to their intermediary for additional information.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson U.S. Growth Opportunities Fund

Supplement dated July 2, 2018

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson U.S. Growth Opportunities Fund (the “Fund”) are amended as follows:

1.	The following replaces in its entirety the third paragraph under “Management” in the Fund Summary section of the Fund’s Prospectuses:

Portfolio Managers:  Derek Pawlak is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in December 2014. W. Scott Priebe is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in December 2014.

2.	The following replaces in its entirety the corresponding information under “Investment Personnel” in the Management of the Funds section of the Fund’s Prospectuses:

Janus Henderson U.S. Growth Opportunities Fund

Co-Portfolio Managers Derek Pawlak and W. Scott Priebe jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Derek Pawlak, is Executive Vice President and Co-Portfolio Manager of Janus Henderson U.S. Growth Opportunities Fund. He has been a member of the Fund’s and the Predecessor Fund’s portfolio management team since its inception. Mr. Pawlak joined Geneva Capital Management in 2007, which was subsequently purchased by Henderson Global Investors in 2014. He holds a Bachelor of Business Administration degree from the University of Wisconsin – Milwaukee, a Bachelor of Science degree from Carroll College and a Master of Business Administration degree from Marquette University.

W. Scott Priebe, is Executive Vice President and Co-Portfolio Manager of Janus Henderson U.S. Growth Opportunities Fund. He has been a member of the Fund’s and the Predecessor Fund’s portfolio management team since its inception. Mr. Priebe joined Geneva Capital Management in 2004, which was subsequently purchased by Henderson Global Investors in 2014. He holds a Bachelor of Arts degree from DePauw University and a Master of Business Administration degree from the University of Chicago Booth School of Business.

Effective immediately, all references to Kristi Guay are deleted from the Fund’s Prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson U.S. Growth Opportunities Fund

Supplement dated July 2, 2018

to Currently Effective Statement of Additional Information

Effective immediately, all references to Kristi Guay are deleted from Janus Henderson U.S. Growth Opportunities Fund’s Statement of Additional Information.

Please retain this Supplement with your records.